UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended September 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Tiger Management L.L.C.

Address:    101 Park Avenue
            New York, NY 10178


13F File Number: 028-04623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Elouise P. Manhertz
Title: Chief Financial Officer
Phone: (212)984-8869


Signature, Place and Date of Signing:


/s/Elouise Manhertz               New York, New York        November 14, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  24

Form 13F Information Table Value Total: $246,725
                                       (thousand,s)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None



COLUMN 1                        COLUMN  2       COLUMN 3    COLUMN 4     COLUMN 5        COLUMN 6    COLUMN 7        COLUMN 8

                                                             VALUE   SHRS OR   SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP       (X$1000) PRN AMT   PRN CALL  DISCRETION  MNGRS     SOLE    SHARED  NONE
AMAZON COM INC                 COM              023135106   19,742      91,300 SH          SOLE       SOLE       1       0      0
APPLE INC                      COM              037833100   29,944      78,526 SH          SOLE       SOLE       1       0      0
AUTONAVI HLDGS LTD             SPONSORED ADR    05330F106    7,093     520,759 SH          SOLE       SOLE       1       0      0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109    8,584     545,700 SH          SOLE       SOLE       1       0      0
CARDIOME PHARMA CORP           COM NEW          14159U202    6,424   1,952,588 SH          SOLE       SOLE       1       0      0
CARNIVAL CORP                  PAIRED CTF       143658300      301       9,950 SH          SOLE       SOLE       1       0      0
DIGITALGLOBE INC               COM NEW          25389M877    9,345     480,962 SH          SOLE       SOLE       1       0      0
GOLDMAN SACHS GROUP INC        COM              38141G104   19,531     206,565 SH          SOLE       SOLE       1       0      0
GOOGLE INC                     CL A             38259P508   18,615      36,142 SH          SOLE       SOLE       1       0      0
LCA-VISION INC                 COM PAR .001     501803308    2,937   1,372,577 SH          SOLE       SOLE       1       0      0
LIBERTY GLOBAL INC             COM SER A        530555101   16,172     446,995 SH          SOLE       SOLE       1       0      0
MASTERCARD INC                 CL A             57636Q104   17,622      55,561 SH          SOLE       SOLE       1       0      0
NETFLIX INC                    COM              64110L106   11,367     100,350 SH          SOLE       SOLE       1       0      0
NEXEN INC                      COM              65334H102      433      27,950 SH          SOLE       SOLE       1       0      0
QUALCOMM INC                   COM              747525103   10,506     216,030 SH          SOLE       SOLE       1       0      0
RYANAIR HLDGS PLC              SPONSORED ADR    783513104    3,168     123,022 SH          SOLE       SOLE       1       0      0
SEALED AIR CORP NEW            COM              81211K100      812      48,600 SH          SOLE       SOLE       1       0      0
SIRIUS XM RADIO INC            COM              82967N108      151     100,000 SH          SOLE       SOLE       1       0      0
SONOCO PRODS CO                COM              835495102      674      23,870 SH          SOLE       SOLE       1       0      0
SUNCOR ENERGY INC NEW          COM              867224107    1,743      68,500 SH          SOLE       SOLE       1       0      0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209   11,529     309,740 SH          SOLE       SOLE       1       0      0
VALEANT PHARMACEUTICALS INTL   COM              91911K102   17,570     473,330 SH          SOLE       SOLE       1       0      0
VISA INC                       COM CL A         92826C839   15,671     182,812 SH          SOLE       SOLE       1       0      0
WUXI PHARMATECH CAYMAN INC     SPONS ADR SHS    929352102   16,794   1,442,806 SH          SOLE       SOLE       1       0      0

                                                            246,725



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